Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments
Schedule of Contingent consideration

	2021			2020
	Diabetes
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	2,932	391	3,323	4,139
Settlements	(304)	(5)	(309)	(353)
Revaluations	82	–	82	(44)
Discount unwind	99	13	112	141
At 30 June	2,809	399	3,208	3,883